CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net income	$ 395,917	$ 387,859
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	436,217	427,285
Impairment of long lived assets	8,845	27,727
Reduction in carrying value of operating right-of-use assets	33,979	35,238
Loss on equity method investments	383	2,643
Acquisition-related gain	(6,160)	0
Charge on cash flow hedge	3,335	0
Amortization of financing costs and debt discount	12,485	13,544
Stock compensation expense	47,303	55,703
Deferred taxes	(114,487)	(126,620)
Foreign exchange movements	(7,670)	(52,334)
Other non-cash items	21,966	18,595
Changes in operating assets and liabilities:
Accounts receivable	(139,096)	(140,760)
Unbilled revenue	14,370	(221,104)
Unearned revenue	158,269	28,352
Other net assets	(144,760)	166,613
Net cash provided by operating activities	720,896	622,741
Cash flows from investing activities:
Purchase of property, plant and equipment	(87,980)	(85,145)
Purchase of subsidiary undertakings	(5,100)	0
Sale of available for sale investments	1,611	0
Purchase of available for sale investments	(1,852)	0
Purchase of investments in equity - long term	(10,829)	(1,840)
Net cash used in investing activities	(104,150)	(86,985)
Cash flows from financing activities:
Drawdown of bank credit lines and loan facilities	305,000	25,000
Repayment of bank credit lines and loan facilities	(930,000)	(625,000)
Proceeds from exercise of equity compensation	36,517	28,967
Share issue costs	(14)	(3)
Repurchase of ordinary shares	0	(99,983)
Share repurchase costs	0	(17)
Net cash used in financing activities	(588,497)	(671,036)
Effect of exchange rate movements on cash	(3,952)	(7,775)
Net increase (decrease) in cash and cash equivalents	24,297	(143,055)
Cash and cash equivalents at beginning of period	288,768	752,213
Cash and cash equivalents at end of period	$ 313,065	$ 609,158